General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Office, banking, travel, and overheads	$ 253,669	$ 835,619	$ 1,017,769
Professional services	794,154	1,887,034	898,599
Salaries and benefits	1,148,598	1,938,022	791,518
Total	$ 2,196,421	$ 4,660,675	$ 2,707,886